SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Inventory Purchases | Supplier Concentration Risk | Vendor One
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	16.00%
Inventory Purchases | Supplier Concentration Risk | Vendor Two
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%	10.00%
Accounts Payable | Lender Concentration Risk | Vendor One
Concentration Risk [Line Items]
Concentration risk, percentage	23.00%		18.00%
Customer One | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	22.00%		27.00%
Customer Two | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%